Submission	Sep. 09, 2026
Submission [Line Items]
Central Index Key	0001854270
Registrant Name	Senti Biosciences Holdings, Inc.
Registration File Number	333-296917
Form Type	S-3
Submission Type	S-3/A
Fee Exhibit Type	EX-FILING FEES